Segments (Tables)	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Summary of Key financial performance measures of the segments including revenue, cost of revenue, and gross profit
Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	Fiscal Year Ended March 31,
	2021	2020	2019
Direct to Consumer:
Revenue	$333,970	$204,151	$177,750
Cost of revenue	128,044	79,191	75,085

Gross profit	$205,926	$124,960	$102,665

Commerce:
Revenue	$44,634	$20,184	$13,691
Cost of revenue	24,620	9,730	9,241

Gross profit	$20,014	$10,454	$4,450

Consolidated:
Revenue	$378,604	$224,335	$191,441
Cost of revenue	152,664	88,921	84,326

Gross profit	$225,940	$135,414	$107,115